COMMITMENTS AND CONTINGENCIES (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Line Items]
Reserves for unfunded commitments	$ 700,000	$ 500,000
Letters of credit issued to guarantee performance of a client to a third party	32,700,000	25,300,000
Affordable Housing Program Obligation	39,400,000	35,900,000
Commitments outstanding to extend credit	0	0
Loans and Leases Receivable, Commitments, Variable Rates	2,900,000,000
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	5,439,000	16,806,000	$ 2,691,000
Income tax expense	41,626,000	19,376,000	42,205,000
Other Noninterest Expense	36,089,000	35,556,000	$ 17,182,000
Amortization Method Qualified Affordable Housing Project Investments, Amortization	5,700,000	4,200,000
Affordable housing contingent commitment	0	0
Estimated Litigation Liability	0	0
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	3,900,000	3,000,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	3,900,000	$ 3,000,000
Loans and Leases Receivable, Commitments, Fixed Rates	$ 174,000,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	30 years	29 years
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 3,000,000,000	$ 2,100,000,000
Minimum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates		0.0000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loans and Leases Receivable, Commitments, Variable Rates		0.2100
Affordable housing investment [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	4,900,000	3,200,000
Historic tax credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 500,000	13,700,000
Income tax expense		12,500,000
Other Noninterest Expense		$ 11,300,000